Note 11 - Stock Options and Warrants (Details Textual) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2013
Employee Stock Option [Member] | Minimum [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				1 year
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Employee Stock Option [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Employee Stock Option [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted in Period, Fair Value			$ 271,444
Employee Stock Option [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Employee Stock Option [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year	1 year
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 280,428	$ 585,688
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years 73 days	292 days
Warrant [Member]
Fair Value Assumptions, Risk Free Interest Rate			1.17%
Fair Value Assumptions, Expected Term			5 years
Fair Value Assumptions, Expected Volatility Rate			81.00%
Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding			$ 192,000	$ 444,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			5 years 36 days	6 years 109 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 3,900	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			$ 1,900	$ 0
Share Price			$ 3.40	$ 7.60		$ 49.40
Class of Warrant or Right, Issued During Period			750,000		180,000
Class of Warrant or Right, Warrant Term			5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 5
Class of Warrant or Right, Exercisable Threshold Period, from Date of Issuance			6 years
Warrants and Rights Outstanding			$ 791,290
Class of Warrant or Right, Warrants Exercisable, Weighted Average Remaining Contractual Life			5 years